Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		$ 127,025	$ 144,430
Accumulated depreciation and amortization		(75,850)	(82,951)
Property and equipment, net		51,175	61,479
Land [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		6,882	6,964
Buildings [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		46,812	49,551
Machinery and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		19,765	22,050
Computer and software [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		12,775	20,846
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		3,293	7,951
Capitalized software [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		33,738	31,528
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		2,024	3,784
Construction in progress [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	[1]	$ 1,736	$ 1,756

[1]	Property construction-in-progress is stated at cost and not depreciated. The property would be transferred to its respective account within property and equipment upon completion.